N-4	Apr. 30, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2024
Amendment Flag	false
IRA
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.22%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,380	HIGHEST ANNUAL COST ESTIMATE: $2,259
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	Charges

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions under the Contract.	Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.22%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,380	HIGHEST ANNUAL COST ESTIMATE: $2,259
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.21%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.22%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Separate Account value. There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.98%
Investment Options Footnotes [Text Block]	2As a percentage of the net asset value of the Underlying Fundassets.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,380	HIGHEST ANNUAL COST ESTIMATE: $2,259
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 2,259
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account ), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account

Investment Restrictions [Text Block]	Your ability to allocate Contributions among the Investment Alternatives Separate Account is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.We may remove an Underlying Fund or limit its availability to new Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.Because of the favorable tax treatment provided for all IRAs, there are no additional tax benefits to the contract.Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives.With regard to non-cash compensation, representatives and certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.The existence of such forms of compensation could influence a registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]	Fee Table – IRA ContractsThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year. I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your I.Contract or participation interest or when you transfer your I.Account Value among I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).
	Maximum	SEP IRA, SIMPLE IRA Standard	Traditional IRA, Roth IRA, and Inherited IRA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.45%(2)	1.20%(2)
(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus. (2)Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.(3)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets, including a fee waiver arrangement that is in place and reflected in the Underlying Fund’s registration statement. The fee waiver arrangement is expected to continue, but, can be terminated at any time at the option of the Underlying Fund.)	0.13%	0.90%
Example
The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses. The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year. We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period. This example also assumes the maximum fees and expenses of the Underlying Funds during 2023, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 24
Administrative Expense, Footnotes [Text Block]	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense, Footnotes [Text Block]	Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.(3)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	0.98%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,259
Surrender Expense, 3 Years, Maximum [Dollars]	7,123
Surrender Expense, 5 Years, Maximum [Dollars]	12,484
Surrender Expense, 10 Years, Maximum [Dollars]	28,417
Annuitized Expense, 1 Year, Maximum [Dollars]	2,259
Annuitized Expense, 3 Years, Maximum [Dollars]	7,123
Annuitized Expense, 5 Years, Maximum [Dollars]	12,484
Annuitized Expense, 10 Years, Maximum [Dollars]	28,417
No Surrender Expense, 1 Year, Maximum [Dollars]	2,259
No Surrender Expense, 3 Years, Maximum [Dollars]	7,123
No Surrender Expense, 5 Years, Maximum [Dollars]	12,484
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,417
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the ContractContract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment. Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds. General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America. Tax Consequences Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs. Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the ContractThe following table summarizes information about the benefits available under the IRA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest

Benefits Available [Table Text Block]	The following table summarizes information about the benefits available under the IRA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Descriptionof Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A1: Underlying Funds Available As Investment Options Under the IRA ContractsThe following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/IRAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.13%	26.12%	15.52%	11.86%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	20.33%	13.53%	9.86%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.83%	9.59%	8.37%	5.38%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	15.63%	10.65%	7.20%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	15.87%	10.69%		6.12%[2]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.73%	6.96%	10.89%	7.79%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	16.25%	12.44%	9.09%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.31%	19.55%	8.96%	4.63%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA Money Market Fund Adviser: Mutual of America Capital Management LLC	0.22%	4.99%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	4.62%	1.06%	1.55%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.03%	0.46%	1.72%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.53%	15.07%	9.49%	7.44%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.46%	11.22%	5.52%	4.49%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.33%	15.34%	8.57%	6.50%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.52%	10.45%	7.48%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.50%	9.91%	4.45%	3.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2015 Fund Adviser: Mutual of America Capital Management LLC	0.55%	10.55%	5.39%	4.62%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.44%	11.83%	6.48%	5.36%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.59%	7.75%	6.20%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.25%	9.21%	7.03%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.26%	10.28%	7.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.33%	18.87%	11.19%	7.92%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.32%	19.64%	11.43%	7.98%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.33%	19.94%	11.55%	8.19%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.36%	19.98%	11.65%		9.57%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	20.19%	11.84%		8.48%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.28%	20.50%			11.82%[6]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/IRAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.13%	26.12%	15.52%	11.86%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	20.33%	13.53%	9.86%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.83%	9.59%	8.37%	5.38%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	15.63%	10.65%	7.20%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	15.87%	10.69%		6.12%[2]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.73%	6.96%	10.89%	7.79%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	16.25%	12.44%	9.09%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.31%	19.55%	8.96%	4.63%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA Money Market Fund Adviser: Mutual of America Capital Management LLC	0.22%	4.99%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	4.62%	1.06%	1.55%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.03%	0.46%	1.72%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.53%	15.07%	9.49%	7.44%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.46%	11.22%	5.52%	4.49%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.33%	15.34%	8.57%	6.50%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.52%	10.45%	7.48%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.50%	9.91%	4.45%	3.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2015 Fund Adviser: Mutual of America Capital Management LLC	0.55%	10.55%	5.39%	4.62%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.44%	11.83%	6.48%	5.36%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.59%	7.75%	6.20%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.25%	9.21%	7.03%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.26%	10.28%	7.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.33%	18.87%	11.19%	7.92%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.32%	19.64%	11.43%	7.98%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.33%	19.94%	11.55%	8.19%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.36%	19.98%	11.65%		9.57%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	20.19%	11.84%		8.48%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.28%	20.50%			11.82%[6]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Temporary Fee Reductions, Current Expenses [Text Block]	The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.
IRA | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
IRA | GeneralAccountRiskMember
Prospectus:
Principal Risk [Text Block]	General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
IRA | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs.
IRA | BusinessDisruptionandCybersecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
IRA | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Contract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
IRA | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.In particular:•Tax deferral is more beneficial to Participants with a long-term investment time horizon.•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
IRA | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the performance of the Underlying Funds. Each investment option available under the Contract, including the General Account, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
IRA | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Mutual of America Life Insurance Company, including that any obligations (including under the General Account ), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
IRA | MoAEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)
Portfolio Company Name [Text Block]	MoA Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.86%
IRA | MoAAllAmericaFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks
Portfolio Company Name [Text Block]	MoA All America Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	20.33%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	9.86%
IRA | MoASmallCapValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	5.38%
IRA | MoASmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	7.20%
IRA | MoASmallCapEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P SmallCap 600® Index
Portfolio Company Name [Text Block]	MoA Small Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	15.87%
Average Annual Total Returns, 5 Years [Percent]	10.69%
IRA | MoAMidCapValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	7.79%
IRA | MoAMidCapEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P MidCap 400® Index*
Portfolio Company Name [Text Block]	MoA Mid Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	9.09%
IRA | MoAInternationalFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA International Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	19.55%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	4.63%
IRA | LVIPAmericanCenturyCapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.14%
Average Annual Total Returns, 5 Years [Percent]	13.64%
IRA | AmericanFundsInsuranceSeriesNewWorldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	4.95%
IRA | MacquarieVIPSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Macquarie VIP® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
IRA | DWSCapitalGrowthVIPMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
IRA | FidelityVIPEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
IRA | FidelityVIPContrafundPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund®Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
IRA | FidelityVIPMidCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
IRA | GoldmanSachsVITSmallCapEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.28%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.80%
IRA | GoldmanSachsVITUSEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.81%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	10.97%
IRA | InvescoVIMainStreetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.22%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	10.02%
IRA | MFSVITIIIMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
IRA | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
IRA | TRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	49.29%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	12.31%
IRA | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
IRA | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
IRA | VictoryRSSmallCapGrowthEquityVIPSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	20.40%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.48%
IRA | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
IRA | MoAMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	MoA Money Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	1.06%
IRA | MoAIntermediateBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundPrimary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital
Portfolio Company Name [Text Block]	MoA Intermediate Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.55%
IRA | MoACoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income, with preservation of shareholders’ capital a secondary objective
Portfolio Company Name [Text Block]	MoA Core Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.72%
IRA | PIMCOVariableInsuranceTrustRealReturnPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
IRA | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
IRA | MoABalancedFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments
Portfolio Company Name [Text Block]	MoA Balanced Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	7.44%
IRA | FidelityVIPAssetManagerPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
IRA | CalvertVPSRIBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
IRA | MoAConservativeAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks current income and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	4.49%
IRA | MoAModerateAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income
Portfolio Company Name [Text Block]	MoA Moderate Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	6.50%
IRA | MoAAggressiveAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	7.48%
IRA | MoARetirementIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Retirement Income Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	3.88%
IRA | MoAClearPassage2015FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2015 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.62%
IRA | MoAClearPassage2020FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2020 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
IRA | MoAClearPassage2025FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2025 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.20%
IRA | MoAClearPassage2030FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2030 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	7.03%
IRA | MoAClearPassage2035FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2035 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	17.26%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	7.59%
IRA | MoAClearPassage2040FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2040 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	7.92%
IRA | MoAClearPassage2045FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2045 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.64%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	7.98%
IRA | MoAClearPassage2050FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2050 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.19%
IRA | MoAClearPassage2055FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2055 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	19.98%
Average Annual Total Returns, 5 Years [Percent]	11.65%
IRA | MoAClearPassage2060FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2060 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	11.84%
IRA | MoAClearPassage2065FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2065 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.50%
IRA | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Purpose of Benefit [Text Block]	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death benefit amount is reduced by the amount of any outstanding loans and interest
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Operation of Benefit [Text Block]	Death Benefit Prior to Annuity Commencement Date
We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first. We will pay the death benefit after we have received at our Home Office: •due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;•notification of election by the Beneficiary(ies) of the form of payment of death benefit; and•claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout. In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following: (a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below. (b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority. (c) Beneficiary is your Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year in which you would have reached age 73.Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA. (d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy. FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following: (a) Five Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below. (b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning within one year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. (c) Beneficiary is your Spouse. Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until your Spouse’s death. In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences. For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code. Death Benefit After the Annuity Commencement Date
If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date. Single Sum for Small Annuity Payments. If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to July 1, 2004), we may elect to pay the Account Value in a single payment to the Annuitant. If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you. Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information. If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract. Information and Determination. Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.
IRA | SEPIRASIMPLERAStandardMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 24
Base Contract Expense (of Other Amount), Maximum [Percent]	1.45%
IRA | TraditionalIRARothIRAandInheritedIRAStandardMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 24
Base Contract Expense (of Other Amount), Maximum [Percent]	1.20%
FPA
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20%[1]	1.20%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.10%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of this Prospectus for a description of the
Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,334	HIGHEST ANNUAL COST ESTIMATE: $2,236
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	Charges

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions under the Contract.	Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20%[1]	1.20%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.10%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of this Prospectus for a description of the
Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,334	HIGHEST ANNUAL COST ESTIMATE: $2,236
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.20%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.20%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Separate Account value. There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the “Charges” section of this Prospectus for a description of the Contract and related charges.
Investment Options (of Other Amount) Minimum [Percent]	0.10%
Investment Options (of Other Amount) Maximum [Percent]	0.98%
Investment Options Footnotes [Text Block]	2 As a percentage of the net asset value of the Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,334	HIGHEST ANNUAL COST ESTIMATE: $2,236
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,334
Highest Annual Cost [Dollars]	$ 2,236
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access on earning to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax of earnings
and may be subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account

Investment Restrictions [Text Block]	Your ability to allocate Contributions among the Investment Alternatives is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.We may remove an Underlying Fund or limit its availability to new Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.Withdrawals of earnings will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives.With regard to non-cash compensation, representatives and certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.The existence of such forms of compensation could influence a registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]	Fee Table – FPA ContractsThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year. I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your I.Contract or participation interest or when you transfer your I.Account Value among I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).
	Maximum	FPA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.20%(2)
(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus. (2)Reductions in Separate Account Annual Expenses.  On November 5, 2023 (the “Substitution Date”) the Company and the Separate Account substituted certain Underlying Funds for the FPA Contracts (the “Existing Funds”) with comparable funds (the “Replacement Funds”).For a period of two years following the Substitution Date, your Separate Account Charge for amounts invested in the following Replacement Funds will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds: Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Fidelity VIP Freedom 2055 Portfolio, Fidelity VIP Freedom 2060 Portfolio and American Funds Insurance Series Managed Risk Growth-Income Fund. For more information see “Separate Account Charge Reduction – Fund Substitutions” under the “Charges” section of the Prospectus. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. (3)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.10%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.10%	0.90%
Example
The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses. The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year. We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period. This example also assumes the maximum fees and expenses of the Underlying Funds during 2023, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 24
Administrative Expense, Current [Dollars]	$ 24
Administrative Expense, Footnotes [Text Block]	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	Reductions in Separate Account Annual Expenses. On November 5, 2023 (the “Substitution Date”) the Company and the Separate Account substituted certain Underlying Funds for the FPA Contracts (the “Existing Funds”) with comparable funds (the “Replacement Funds”).For a period of two years following the Substitution Date, your Separate Account Charge for amounts invested in the following Replacement Funds will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds: Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Fidelity VIP Freedom 2055 Portfolio, Fidelity VIP Freedom 2060 Portfolio and American Funds Insurance Series Managed Risk Growth-Income Fund. For more information see “Separate Account Charge Reduction – Fund Substitutions” under the “Charges” section of the Prospectus. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. (3)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	0.98%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,236
Surrender Expense, 3 Years, Maximum [Dollars]	7,049
Surrender Expense, 5 Years, Maximum [Dollars]	12,356
Surrender Expense, 10 Years, Maximum [Dollars]	28,126
Annuitized Expense, 1 Year, Maximum [Dollars]	2,236
Annuitized Expense, 3 Years, Maximum [Dollars]	7,049
Annuitized Expense, 5 Years, Maximum [Dollars]	12,356
Annuitized Expense, 10 Years, Maximum [Dollars]	28,126
No Surrender Expense, 1 Year, Maximum [Dollars]	2,236
No Surrender Expense, 3 Years, Maximum [Dollars]	7,049
No Surrender Expense, 5 Years, Maximum [Dollars]	12,356
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,126
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the ContractContract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment. Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds. General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America. Tax Consequences Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs. Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	The following table summarizes information about the benefits available under the FPA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest

Benefits Available [Table Text Block]	The following table summarizes information about the benefits available under the FPA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Brief Descriptionof Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A2: Underlying Funds Available As Investment Options Under the FPA ContractsThe following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.10%	26.19%	15.56%	11.92%
Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	19.65%	9.98%	7.85%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.13%	17.44%	11.31%		7.62%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	20.85%	16.93%	9.38%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.11%	15.54%	0.99%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.18%	5.05%	1.82%	1.19%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	6.16%	2.13%	1.93%
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America Adviser: Capital Research and Management Company	0.23%	5.21%	2.14%	2.33%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.21%	14.33%	9.59%	7.89%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund Adviser: Capital Research and Management Company	0.62%	16.17%	7.86%	6.46%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.37%	7.91%	3.94%	3.38%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.47%	12.40%	7.47%	5.73%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	13.62%	8.26%	6.20%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.52%	14.70%	9.28%	6.85%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.57%	16.85%	10.86%	7.67%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.61%	18.87%	11.92%	8.14%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.41%	12.03%	8.19%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.45%	12.02%	8.19%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.48%			9.49%[4]
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.39%			9.50%[4]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: LVIP American Century Capital Appreciation Fund, all American Funds Insurance Series Funds, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date January 24, 2020.[3]Since inception date September 22, 2017.[4]Since inception date April 11, 2019.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Temporary Fee Reductions, Current Expenses [Text Block]	The reported expense ratio for the following funds is net of fee waivers that may not continue: LVIP American Century Capital Appreciation Fund, all American Funds Insurance Series Funds, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.
FPA | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
FPA | GeneralAccountRiskMember
Prospectus:
Principal Risk [Text Block]	General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
FPA | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs.
FPA | BusinessDisruptionandCybersecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
FPA | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Contract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
FPA | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access on earning to cash.In particular:•Tax deferral is more beneficial to Participants with a long-term investment time horizon.•Withdrawals are subject to ordinary income tax of earnings and may be subject to tax penalties.•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
FPA | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the performance of the Underlying Funds. Each investment option available under the Contract, including the General Account, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
FPA | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
FPA | AmericanFundsInsuranceSeriesNewWorldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	4.95%
FPA | DWSCapitalGrowthVIPMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
FPA | FidelityVIPEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
FPA | FidelityVIPContrafundPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund®Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
FPA | FidelityVIPMidCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
FPA | GoldmanSachsVITSmallCapEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.28%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.80%
FPA | GoldmanSachsVITUSEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.81%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	10.97%
FPA | InvescoVIMainStreetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.22%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	10.02%
FPA | MFSVITIIIMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
FPA | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
FPA | TRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	49.29%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	12.31%
FPA | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
FPA | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
FPA | VictoryRSSmallCapGrowthEquityVIPSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	20.40%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.48%
FPA | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
FPA | PIMCOVariableInsuranceTrustRealReturnPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
FPA | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
FPA | FidelityVIPAssetManagerPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
FPA | CalvertVPSRIBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
FPA | FidelityVIPIndex500InitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity VIP Index 500
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
FPA | DFAVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to achieve long-term capital appreciation
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
FPA | VanguardVariableInsuranceFundsSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
FPA | FidelityVIPExtendedMarketIndexPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	11.31%
FPA | FidelityVIPValueStrategiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Value Strategies Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.85%
Average Annual Total Returns, 5 Years [Percent]	16.93%
Average Annual Total Returns, 10 Years [Percent]	9.38%
FPA | VanguardVariableInsuranceFundsMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
FPA | VanguardVariableInsuranceFundsTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	0.99%
FPA | AmericanCenturyVPCapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	SubAdviser: American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.14%
Average Annual Total Returns, 5 Years [Percent]	13.64%
FPA | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund (Institutional)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	1.19%
FPA | VanguardVariableInsuranceFundsShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to provide current income while maintaining limited price volatility
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
FPA | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass1Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	American FundsInsurance Series – The Bond Fund of America
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.33%
FPA | VanguardVariableInsuranceFundsConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to provide current income and low to moderate capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
FPA | VanguardVariableInsuranceFundsBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to provide long-term capital appreciation and reasonable current income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
FPA | AmericanFundsInsuranceSeriesManagedRiskGrowthIncomeFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundInvestment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series – Managed Risk Growth-Income Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.46%
FPA | FidelityVIPFreedomIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	3.38%
FPA | FidelityVIPFreedom2020PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2020 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	5.73%
FPA | FidelityVIPFreedom2025PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2025 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	6.20%
FPA | FidelityVIPFreedom2030PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2030 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.85%
FPA | FidelityVIPFreedom2035PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2035 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	7.67%
FPA | FidelityVIPFreedom2040PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2040 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	8.14%
FPA | FidelityVIPFreedom2045PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2045Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	8.19%
FPA | FidelityVIPFreedom2050PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2050 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.19%
FPA | FidelityVIPFreedom2055PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2055 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.48%
FPA | FidelityVIPFreedom2060PortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2060 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.39%
FPA | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Purpose of Benefit [Text Block]	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death benefit amount is reduced by the amount of any outstanding loans and interest
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Operation of Benefit [Text Block]	Death Benefit Prior to Annuity Commencement Date
We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first. We will pay the death benefit after we have received at our Home Office: •due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;•notification of election by the Beneficiary(ies) of the form of payment of death benefit; and•claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout. In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following: (a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below. (b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority. (c) Beneficiary is your Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year in which you would have reached age 73.Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA. (d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy. FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following: (a) Five Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below. (b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning within one year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. (c) Beneficiary is your Spouse. Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until your Spouse’s death. In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences. For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code. Death Benefit After the Annuity Commencement Date
If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date. Single Sum for Small Annuity Payments. If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to July 1, 2004), we may elect to pay the Account Value in a single payment to the Annuitant. If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you. Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information. If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract. Information and Determination. Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.